Goodwill And Other Intangible Assets - Schedule of Change in the Carrying Amount of Goodwill (Details) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Beginning Balance		$ 359,099	$ 297,607
Measurement period adjustments	[1]	(4,084)
Goodwill, Ending Balance		411,383	359,099
Drake Automotive Group LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period			7,551
Simpson Performance Product Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period			51,305
Detroit Speed, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period			$ 2,636
Advance Engine Management Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period		17,426
Classic Instrument Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period		4,912
Speartech Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period		2,705
Ads Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period		1,260
Baer Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period		8,363
Brothers Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period		19,561
Rocket Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period		$ 2,141

[1]	See Note 2, “Business Combination and Acquisitions – Simpson Performance Products, Inc. and Advance Engine Management Inc.”